FAIR VALUE MEASUREMENTS, Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
Aircraft impairment	$ 0	$ 22,000	$ 96,122
Carrying Amount [Member] | Securitization Notes [Member]
Financial Instruments [Abstract]
Debt	85,584	101,551
Carrying Amount [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	407,768	431,271
Carrying Amount [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	325,000	325,000
Carrying Amount [Member] | 2024 Notes [Member]
Financial Instruments [Abstract]
Debt	300,000	300,000
Fair Value [Member] | Securitization Notes [Member]
Financial Instruments [Abstract]
Debt	80,770	95,839
Fair Value [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	396,554	431,271
Fair Value [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	329,875	339,235
Fair Value [Member] | 2024 Notes [Member]
Financial Instruments [Abstract]
Debt	$ 279,390	$ 301,500